EARNINGS PER SHARE - Schedule of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Net income attributable to equity holders of the Company, basic	$ 107.2	$ 18.2	$ 271.8	$ 152.8
Net income attributable to equity holders of the Company, diluted	$ 107.2	$ 18.2	$ 271.8	$ 152.8
Basic weighted-average number of ordinary shares (in shares)	582,577,137	555,400,923	573,788,558	554,697,448
Diluted weighted-average number of ordinary shares (in shares)	589,086,863	560,798,983	580,676,189	560,361,095
Basic earnings per share (in USD per share)	$ 0.18	$ 0.03	$ 0.47	$ 0.28
Diluted earnings per share (in USD per share)	$ 0.18	$ 0.03	$ 0.47	$ 0.27